Schedule of supplementary information to the cash flow (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash transactions
Additions to property, plant and equipment and intangible assets - with no effect on cash	R$ (1,929,392)	R$ (1,315,151)	R$ (6,653,985)
Additions to intangible assets - acquisition of licenses	R$ 2,682,469